Affiliated companies and other equity-method investees - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Subsidiary or Equity Method Investee [Line Items]
Equity in earnings of equity-method investees	¥ 33,000	¥ 33,917	¥ 43,028
Dividends from equity-method investees	¥ 11,941	¥ 11,031	¥ 8,256
JAFCO [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	19.50%
NRI [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	37.20%
Equity method goodwill, remaining carrying value	¥ 57,115
NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	34.10%
Equity method goodwill, remaining carrying value	¥ 11,012